INVESTMENTS IN UNCONSOLIDATED AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule Of Equity Method Investments
The following table provides a rollforward of the carrying amount of Total Produce’s 45.0% investment in Legacy Dole as of December 31, 2021:

Amount

(U.S. Dollars in thousands)
Carrying amount as of December 31, 2020	$340,485
Share of net income	38,874
Share of other comprehensive income	3,999
Share of repayment of receivable from affiliates	469
Impairment	(122,926)
Equity method investment becoming subsidiary	(259,000)
Foreign exchange impact	(1,901)
Carrying amount as of December 31, 2021	$—
Summarized financial information for Legacy Dole for the period from January 1, 2021 to July 29, 2021, for the year ended December 31, 2020 and as of July 29, 2021 are as follows in the tables below. Unless otherwise noted, the results included herein represent Legacy Dole’s operations rather than the share attributable to the Company.

	Period Ended	Year Ended
	July 29, 2021	December 31, 2020

Summary Statements of Operations:	(U.S. Dollars in thousands)
Revenue, net	$2,878,597	$4,671,999
Cost of sales	(2,601,253)	(4,306,200)
Selling, marketing, general and administrative expenses	(124,417)	(189,912)
Net interest expense	(36,998)	(72,906)
Equity method earnings	27	2,149
Other income (expense), net	2,859	(29,305)
Income tax expense	(30,557)	(25,332)
Loss from discontinued operations	—	(43)
Less: Net income attributable to noncontrolling interests	(1,872)	(1,854)
Net income attributable to equity shareholders	$86,386	$48,596
Dole plc share of net income attributable to equity shareholders	$38,874	$21,868

July 29, 2021

Summary Balance Sheets:	(U.S. Dollars in thousands)
Current assets	$927,026
Intangible assets	278,079
Property, plant and equipment	1,094,605
Operating lease right-of-use assets	224,451
Assets held-for-sale	5,357
Other non-current assets	157,891
Debt	(1,378,473)
Operating lease liabilities	(221,072)
Other non-current liabilities	(332,931)
Other current liabilities	(626,609)
Noncontrolling interest	(10,252)
Net assets	118,072
Total Produce share of net assets	53,132
Goodwill	328,794
Impairment recognized upon the Acquisition	(122,926)
Carrying amount of investment	$259,000
The following table presents the Company’s maximum exposure to loss in Dole as a VIE as of July 29, 2021:

July 29, 2021

(U.S. Dollars in thousands)
Carrying value of equity investment in Legacy Dole	$259,000
Maximum exposure to loss	$259,000
The following table presents sales to and purchases from Legacy Dole for the period from January 1, 2021 to July 29, 2021 and for the year ended December 31, 2020:

	Period Ended	Year Ended
	July 29, 2021	December 31, 2020

	(U.S. Dollars in thousands)
Sales	$9,974	$8,900
Purchases	$30,856	$49,000
The following table presents amounts due from and to Legacy Dole as of July 29, 2021:

July 29, 2021

(U.S. Dollars in thousands)
Amounts due from Legacy Dole presented within accounts receivable	$1,800
Amounts due to Legacy Dole presented within accounts payable	$8,700
Summarized aggregated financial information for all other equity method investments for the years ended December 31, 2022, December 31, 2021 and December 31, 2020 and as of December 31, 2022 and December 31, 2021 are as follows in the tables below. Unless stated otherwise, the information reflects the amounts reported in the financial statements of the investment entities rather than the share attributable to the Company.

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

Summary Statements of Operations:	(U.S. Dollars in thousands)
Revenue, net	$1,720,489	$1,760,608	$1,605,660
Cost of sales	(1,614,293)	(1,601,557)	(1,383,617)
Other activity	(88,759)	(123,603)	(187,547)
Net income	$17,437	$35,448	$34,496
Net income attributable to Dole plc	$7,270	$14,851	$15,168

	December 31, 2022	December 31, 2021

Summary Balance Sheets:	(U.S. Dollars in thousands)
Current assets	$334,317	$343,000
Non-current assets	297,337	325,094
Current liabilities	(221,370)	(243,986)
Non-current liabilities	(147,507)	(147,583)
Noncontrolling interest	(2,057)	(2,686)
Net assets	$260,720	$273,839
Dole plc share of net assets	94,318	99,533
Goodwill	26,551	27,001
Carrying amount of investments	$120,869	$126,534
The following table presents sales to and purchases from other investments in unconsolidated affiliates for the years ended December 31, 2022, December 31, 2021 and December 31, 2020:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

	(U.S. Dollars in thousands)
Sales	$124,084	$110,797	$104,721
Purchases	$161,841	$141,975	$64,204
The following tables presents amounts due from and to investments in unconsolidated affiliates as of December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
Amounts due from investments in unconsolidated affiliates presented within trade receivables	$27,950	$21,389
Amounts due from investments in unconsolidated affiliates presented within other receivables	$3,224	$—
Amounts due to investments in unconsolidated affiliates presented within accounts payable	$9,225	$13,897
Amounts due from investments in unconsolidated affiliates presented within other assets	$8,396	$9,314
The following table provides a reconciliation of equity method earnings in the consolidated statements of operations for the years ended December 31, 2022, December 31, 2021 and December 31, 2020:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

	(U.S. Dollars in thousands)
Equity method earnings - other than Legacy Dole	$7,270	$14,851	$15,168
Equity method earnings - Legacy Dole	—	38,874	21,868
Deferred income tax expense related to Legacy Dole	—	(10,441)	(6,757)
Share of equity method earnings	7,270	43,284	30,279
Impairment of original 45.0% investment in Legacy Dole	—	(122,926)	—
Gain on preexisting contractual arrangements with Legacy Dole	—	93,000	—
Gain on release of deferred tax reserves attributable to Legacy Dole	—	20,124	—
Gain on release of Legacy Dole indemnities	—	4,403	—
Gain on release of cumulative equity reserves attributable to Legacy Dole	—	1,376	—
Net impact of step-up acquisition of Legacy Dole	—	(4,023)	—
Gain on step-up acquisition of other equity method investments	—	7,670	—
Gain (loss) on disposal of equity method investment	(544)	1,096	—
Equity method earnings	$6,726	$48,027	$30,279

Schedule of Investments in Unconsolidated Affiliates
A rollforward of the carrying amount of Dole’s investments in unconsolidated affiliates, other than Legacy Dole, as of December 31, 2022 and December 31, 2021 was as follows:

Amount
(U.S. Dollars in thousands)
Carrying amount as of December 31, 2020	$118,072
Share of income after tax	14,851
Acquisition of Legacy Dole investments	22,314
Other additions	3,242
Gain on step-up acquisition of other equity method investments	7,670
Equity method investments becoming subsidiaries	(11,970)
Disposals	(9,537)
Dividends received from investments	(10,611)
Foreign exchange impact and other	(5,624)
Carrying amount as of December 31, 2021	$128,407
Share of income after tax	7,270
Additions	3,450
Subsidiary becoming equity method investment	712
Disposals	(1,087)
Dividends received from investments	(9,391)
Foreign exchange impact and other	(5,122)
Carrying amount as of December 31, 2022	$124,239